UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2014 (Unaudited)

Deutsche Small Cap Core Fund
(formerly DWS Small Cap Core Fund)
	Shares	Value ($)
Common Stocks 96.8%
Consumer Discretionary 15.0%
Auto Components 4.6%
Dana Holding Corp.	45,661	1,115,041
Modine Manufacturing Co.*	58,715	924,174
Tenneco, Inc.*	18,981	1,247,052
Tower International, Inc.*	34,443	1,268,880

		4,555,147
Hotels, Restaurants & Leisure 3.0%
Red Robin Gourmet Burgers, Inc.*	13,041	928,519
Ruby Tuesday, Inc.*	137,820	1,046,054
The Cheesecake Factory, Inc.	20,988	974,263

		2,948,836
Leisure Products 0.9%
Arctic Cat, Inc.	21,849	861,288
Media 2.1%
Live Nation Entertainment, Inc.*	42,324	1,044,979
MDC Partners, Inc. "A"	48,670	1,045,918

		2,090,897
Specialty Retail 3.2%
ANN, Inc.*	28,166	1,158,749
Brown Shoe Co., Inc.	41,777	1,195,240
The Children's Place, Inc. (a)	16,201	804,056

		3,158,045
Textiles, Apparel & Luxury Goods 1.2%
Unifi, Inc.*	42,573	1,172,035
Consumer Staples 2.9%
Food & Staples Retailing
Pantry, Inc.*	69,065	1,118,853
Roundy's, Inc.	152,714	841,454
The Andersons, Inc.	17,433	899,194

		2,859,501
Energy 3.9%
Energy Equipment & Services 2.0%
Dawson Geophysical Co.	32,061	918,548
Key Energy Services, Inc.*	112,377	1,027,126

		1,945,674
Oil, Gas & Consumable Fuels 1.9%
Alon U.S.A. Energy, Inc. (a)	69,739	867,553
Energy XXI (Bermuda) Ltd. (a)	43,351	1,024,384

		1,891,937
Financials 20.9%
Banks 7.7%
Cardinal Financial Corp.	56,760	1,047,790
First Merchants Corp.	53,257	1,125,853
Hancock Holding Co.	28,506	1,006,832
Lakeland Bancorp., Inc.	91,514	988,349
OFG Bancorp. (a)	64,656	1,190,317
Umpqua Holdings Corp. (a)	63,901	1,145,106
Wintrust Financial Corp.	22,588	1,039,048

		7,543,295
Capital Markets 3.1%
Calamos Asset Management, Inc. "A"	80,333	1,075,659
Manning & Napier, Inc.	57,861	998,681
Pzena Investment Management, Inc. "A"	87,873	980,662

		3,055,002
Consumer Finance 1.9%
Cash America International, Inc. (a)	22,874	1,016,292
World Acceptance Corp.* (a)	10,908	828,572

		1,844,864
Insurance 5.0%
American Equity Investment Life Holding Co. (a)	42,228	1,038,809
FBL Financial Group, Inc. "A"	21,030	967,380
Selective Insurance Group, Inc.	36,457	901,217
Symetra Financial Corp.	45,373	1,031,782
United Fire Group, Inc.	32,183	943,605

		4,882,793
Real Estate Investment Trusts 2.2%
Ashford Hospitality Trust (REIT)	103,138	1,190,213
Sun Communities, Inc. (REIT) (a)	20,604	1,026,903

		2,217,116
Thrifts & Mortgage Finance 1.0%
HomeStreet, Inc.	55,525	1,019,994
Health Care 16.5%
Biotechnology 0.8%
Threshold Pharmaceuticals, Inc.* (a)	203,005	803,900
Health Care Equipment & Supplies 4.9%
CONMED Corp.	20,832	919,733
STERIS Corp.	19,458	1,040,614
SurModics, Inc.*	37,150	795,753
Thoratec Corp.*	29,051	1,012,718
West Pharmaceutical Services, Inc.	25,469	1,074,282

		4,843,100
Health Care Providers & Services 7.1%
Centene Corp.*	17,451	1,319,470
Kindred Healthcare, Inc.	40,428	933,887
MedCath Corp.*	3,100	4,650
Molina Healthcare, Inc.*	31,804	1,419,413
PharMerica Corp.*	36,509	1,043,792
Providence Service Corp.*	33,214	1,215,300
U.S. Physical Therapy, Inc.	30,739	1,050,966

		6,987,478
Life Sciences Tools & Services 1.2%
Albany Molecular Research, Inc.* (a)	58,214	1,171,266
Pharmaceuticals 2.5%
Impax Laboratories, Inc.*	33,887	1,016,271
Omeros Corp.* (a)	78,753	1,370,302

		2,386,573
Industrials 13.5%
Aerospace & Defense 2.2%
Ducommun, Inc.*	44,810	1,170,885
Esterline Technologies Corp.*	9,012	1,037,462

		2,208,347
Airlines 2.1%
JetBlue Airways Corp.* (a)	92,173	1,000,077
SkyWest, Inc.	83,777	1,023,755

		2,023,832
Commercial Services & Supplies 3.0%
Deluxe Corp.	17,933	1,050,515
Ennis, Inc.	65,263	995,913
Kimball International, Inc. "B"	55,000	919,600

		2,966,028
Machinery 1.9%
Altra Industrial Motion Corp.	29,990	1,091,336
Briggs & Stratton Corp. (a)	40,113	820,712

		1,912,048
Marine 1.2%
Matson, Inc.	42,886	1,151,060
Professional Services 2.1%
Resources Connection, Inc.	68,455	897,445
TrueBlue, Inc.*	40,510	1,116,861

		2,014,306
Road & Rail 1.0%
Swift Transportation Co.* (a)	40,811	1,029,662
Information Technology 17.8%
Communications Equipment 1.0%
Calix, Inc.*	123,867	1,013,232
Electronic Equipment, Instruments & Components 5.4%
Anixter International, Inc.	11,263	1,127,088
Benchmark Electronics, Inc.*	41,143	1,048,324
Checkpoint Systems, Inc.*	63,249	884,853
Plexus Corp.*	26,924	1,165,540
Sanmina Corp.*	49,034	1,116,995

		5,342,800
IT Services 4.2%
Euronet Worldwide, Inc.*	21,778	1,050,571
Global Cash Access Holdings, Inc.*	133,549	1,188,586
Syntel, Inc.*	12,033	1,034,356
Unisys Corp.*	33,349	825,054

		4,098,567
Semiconductors & Semiconductor Equipment 4.7%
Amkor Technology, Inc.*	113,594	1,269,981
Entegris, Inc.*	86,575	1,189,973
Pericom Semiconductor Corp.*	123,204	1,113,764
Photronics, Inc.*	115,579	993,980

		4,567,698
Software 2.5%
Actuate Corp.*	77,329	368,860
Pegasystems, Inc.	48,369	1,021,553
Take-Two Interactive Software, Inc.*	49,155	1,093,207

		2,483,620
Materials 3.0%
Chemicals 2.1%
A Schulman, Inc.	26,559	1,027,834
Minerals Technologies, Inc.	15,914	1,043,640

		2,071,474
Paper & Forest Products 0.9%
Louisiana-Pacific Corp.*	56,561	849,546
Utilities 3.3%
Electric Utilities 1.1%
Unitil Corp.	32,543	1,100,929
Multi-Utilities 2.2%
Avista Corp. (a)	30,478	1,021,623
Black Hills Corp.	18,485	1,134,794

		2,156,417

Total Common Stocks (Cost $82,357,814)		95,228,307
Securities Lending Collateral 13.1%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $12,925,080)	12,925,080	12,925,080
Cash Equivalents 2.0%
Central Cash Management Fund, 0.06% (b) (Cost $1,990,022)	1,990,022	1,990,022

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $97,272,916) †	111.9	110,143,409
Other Assets and Liabilities, Net	(11.9)	(11,719,855)

Net Assets	100.0	98,423,554

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $97,358,611.  At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $12,784,798.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,889,438 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,104,640.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $12,606,143, which is 12.8% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$95,223,657	$—	$4,650	$95,228,307
Short-Term Investments (d)	14,915,102	—	—	14,915,102

Total	$110,138,759	$—	$4,650	$110,143,409

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Core Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2014